EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of shares and share capital outstanding
Disclosure of other reserves within equity
The following table outlines the balances in other reserves (net of tax) as at the dates presented:

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Cash flow hedge reserve	(26)	(12)	(12)
Net investment hedge reserve	197	197	170
Foreign currency translation adjustment reserve	(723)	(688)	(577)
Total other reserves	(552)	(503)	(419)